RECEIVABLES, NET - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2018
Receivables, net [Abstract]
Schedule of non-current receivables

	As of December 31,
	2018	2017

Receivables with related parties (Notes 26 and 14 (b))	151,388	126,859
Employee advances and loans	2,425	4,171
Advances to suppliers for the purchase of property, plant and equipment	74,741	27,734
Advances to suppliers for the purchase of property, plant and equipment with related parties (Note 26)	7,493	3,252
Other receivables (Note 3 (c) (iii))	264,683	311,394
Tax credits	146,711	202,853
Others	2,006	1,036

Receivables, net – Non-current	649,447	677,299

Schedule of current receivables

	As of December 31,
	2018	2017

Value added tax	156,627	149,021
Tax credits	72,957	77,887
Employee advances and loans	4,701	6,429
Advances to suppliers	15,563	44,239
Advances to suppliers with related parties (Note 26)	2,854	3
Expenses paid in advance	15,862	13,244
Government tax refunds on exports	17,311	32,522
Receivables with related parties (Note 26)	9,536	29,190
Others	14,339	9,638

Receivables, net – Current	309,750	362,173